UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08349

Name of Fund: BlackRock MuniHoldings Investment Quality Fund (MFL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 4.9%
Alabama Incentives Financing Authority, RB, Tax-Exempt Special Obligation, Series A,
5.00%, 9/01/42	$2,700	$2,928,609
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Children’s Hospital, (AGC):
6.13%, 6/01/34	4,980	5,864,647
6.00%, 6/01/39	10,995	12,952,440
Birmingham Water Works Board, RB, Water Utility Improvements, Series B:
5.00%, 1/01/38	1,140	1,245,154
5.00%, 1/01/43	3,370	3,649,912
Selma IDB, RB, International Paper Co. Project, Series A,
5.38%, 12/01/35	1,745	1,910,531

		28,551,293

Arizona – 0.9%
Arizona Board of Regents, Refunding RB, Arizona State University System, Series A,
5.00%, 7/01/42	5,000	5,542,200

California – 18.7%
California Educational Facilities Authority, RB, University of Southern California, Series A,
5.25%, 10/01/38	8,920	10,341,402
California Health Facilities Financing Authority, RB, Sutter Health, Series B,
6.00%, 8/15/42	5,370	6,395,187
City of San Jose California Airport Revenue, Refunding ARB, Series A-1, AMT,
5.75%, 3/01/34	4,450	5,021,157
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	10,000	11,120,700
Election of 2008, Series C, 5.25%, 8/01/39	3,375	3,964,005
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1,
5.25%, 7/01/38	5,000	5,600,650
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC),
5.50%, 4/01/39	2,980	3,436,566
Los Angeles Unified School District, GO, Series D,
5.25%, 7/01/25	3,485	4,129,377
Manteca Financing Authority, RB, Manteca Sewer, (AGC):
5.63%, 12/01/33	2,450	2,754,878
5.75%, 12/01/36	3,285	3,701,210
Redondo Beach Unified School District, GO, Election of 2008, Series E,
5.50%, 8/01/34	4,110	4,762,051
Sacramento County California Airport System, ARB, Airport System, Senior Series A (AGC),
5.50%, 7/01/41	5,600	6,433,224
San Diego Public Facilities Financing Authority, Refunding, Series B (AGC),
5.38%, 8/01/34	4,690	5,440,212
State of California, GO, Various Purpose:
5.00%, 4/01/37	8,250	9,141,330
(AGC), 5.50%, 11/01/39	15,000	17,268,150
State of California, Refunding, GO, Various Purpose:
5.00%, 2/01/32	4,200	4,683,882
5.00%, 9/01/41	5,345	5,787,406

		109,981,387

Colorado – 1.2%
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM),
6.00%, 5/15/26	5,925	6,871,163

District of Columbia – 0.2%
District of Columbia Water & Sewer Authority, RB, Series A (NPFGC),
5.00%, 10/01/38	1,000	1,115,320

Florida – 12.2%
City of Jacksonville Florida, Refunding RB, Better Jacksonville Sales Tax, Series A,
5.00%, 10/01/30	5,950	6,700,533
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Miami International Airport, Series A, AMT (AGM),
5.50%, 10/01/41	3,500	3,859,660
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT,
5.00%, 10/01/31	10,000	10,853,100
County of St. Johns Florida, Refunding RB, Series A (AGM),
5.00%, 10/01/34	2,940	3,251,405
Florida Housing Finance Corp., RB, Waverly Apartments, Series C-1, AMT (AGM),
6.30%, 7/01/30	2,055	2,058,904

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida Housing Finance Corp., Refunding RB, Homeowner Mortgage, Series 2, AMT, (NPFGC):
5.75%, 7/01/14	$180	$180,594
5.90%, 7/01/29	4,820	4,871,285
Jacksonville Electric Authority Florida, Refunding RB, Sub-Series C,
5.00%, 10/01/37	10,540	11,647,648
Jacksonville Port Authority, Refunding RB, AMT,
5.00%, 11/01/38	3,880	4,106,864
Lee County Florida Airport Revenue, Refunding ARB, Series A, AMT,
5.38%, 10/01/32	4,600	5,006,548
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae),
5.90%, 9/01/40	585	632,578
Miami-Dade County Housing Finance Authority, RB, Marbrisa Apartments Project, Series 2A, AMT (AGM),
6.00%, 8/01/26	2,185	2,189,217
Orlando-Orange County Expressway Authority, Refunding RB, Series A,
5.00%, 7/01/35	12,500	13,868,000
Osceola County Florida School Board, COP, Refunding, Series A,
5.00%, 6/01/28(a)	2,100	2,346,939

		71,573,275

Georgia – 0.2%
City of Atlanta Georgia Department of Aviation, Refunding ARB, General, Series C, AMT,
5.00%, 1/01/42	1,000	1,054,170

Illinois – 15.1%
Chicago Board of Education, GO, Series A,
5.50%, 12/01/39	6,370	7,086,752
Chicago Board of Education, Refunding, GO, Series A, Chicago School Reform Board (NPFGC),
5.50%, 12/01/26	1,620	1,947,305
Chicago Illinois Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	6,315	7,189,185
Sales Tax Receipts, 5.25%, 12/01/36	1,960	2,190,437
Sales Tax Receipts, 5.25%, 12/01/40	9,040	10,040,005
City of Chicago Illinois, GARB, O’Hare International Airport Third Lien Series A:
5.75%, 1/01/39	7,395	8,483,988
Series C, 6.50%, 1/01/41	16,800	21,348,936
City of Chicago Illinois, Refunding RB, Sales Tax,
5.25%, 1/01/38	2,445	2,730,967
City of Chicago Illinois Wastewater Transmission, RB, Second Lien,
5.00%, 1/01/42	3,000	3,254,610
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,707,640
University of Chicago, Series B, 5.50%, 7/01/37	10,000	11,781,600
Illinois Finance Authority, Refunding RB, Northwestern Memorial Healthcare,
5.00%, 8/15/37	1,395	1,556,067
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,365	5,213,731
6.00%, 6/01/28	1,245	1,484,488

		89,015,711

Indiana – 3.7%
Indiana Finance Authority, RB:
First Lien, Wastewater Utility, CWA Authority Project, Series A, 5.00%, 10/01/41	4,080	4,521,986
Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/40	1,240	1,288,744
Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	495	512,429
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC),
5.50%, 1/01/38	14,105	15,621,993

		21,945,152

Kansas – 0.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series A,
5.00%, 11/15/32	4,620	5,141,228

2	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	MAY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana – 0.5%
Louisiana State University & Agricultural & Mechanical College, RB,
5.00%, 7/01/37	$1,400	$1,550,724
New Orleans Aviation Board, Refunding GARB Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	500	584,975
Series A-2, 6.00%, 1/01/23	720	842,364

		2,978,063

Massachusetts – 2.7%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J,
5.00%, 7/01/42	2,090	2,352,859
University of Massachusetts Building Authority, RB, Senior, Series 2,
5.00%, 11/01/39	12,175	13,649,758

		16,002,617

Michigan – 6.0%
City of Detroit Michigan, RB, Second Lien, Series B (AGM),
6.25%, 7/01/36	6,320	7,220,031
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien (AGM):
Series B, 7.50%, 7/01/33	2,780	3,387,847
Series C-1, 7.00%, 7/01/27	9,055	10,959,810
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF),
5.25%, 5/01/41	6,015	6,623,537
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	5,780	7,303,377

		35,494,602

Minnesota – 2.0%
City of Minneapolis, Refunding RB, Fairview Health Services, Series B (AGC),
6.50%, 11/15/38	9,900	12,018,204

Mississippi – 3.4%
Medical Center Educational Building Corp., RB, University of Mississippi Medical Center Facilities Expansion & Renovation Project, Series A,
5.00%, 6/01/41	2,830	3,118,547
Mississippi Development Bank, Refunding RB, Special Obligation Series A:
City of Jackson Mississippi Water & Sewer System Project (AGM), 5.00%, 9/01/30	9,030	10,221,599
Jackson Public School District, 5.00%, 4/01/28	3,005	3,337,503
University of Southern Mississippi, Refunding RB, S.M. Educational Building Corp. Residence Hall Construction Project(a):
5.00%, 3/01/33	1,280	1,446,413
5.00%, 3/01/38	1,750	1,948,345

		20,072,407

Nevada – 4.0%
Clark County Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM),
5.25%, 7/01/39	11,175	12,308,815
Clark County Nevada Airport System Revenue, RB, Subordinate Lien, Series A-2 (NPFGC),
5.00%, 7/01/36	3,965	4,104,172
Clark County Water Reclamation District, GO, Series A,
5.25%, 7/01/34	5,850	6,904,404

		23,317,391

New Jersey – 8.3%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC),
5.50%, 7/01/38	6,500	7,036,250
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT,
5.75%, 12/01/28	4,475	5,010,657
New Jersey State Turnpike Authority, RB, Series A,
5.00%, 1/01/31	12,500	13,937,500
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
5.50%, 6/15/41	17,710	20,153,626
5.00%, 6/15/42	2,500	2,690,000

		48,828,033

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York – 7.5%
Metropolitan Transportation Authority, Refunding RB, Transportation, Series C,
5.00%, 11/15/28	$5,500	$6,268,460
New York City Municipal Water Finance Authority, Refunding RB:
Fiscal 2009, Series EE, 5.25%, 6/15/40	7,500	8,476,350
Second General Resolution, Series FF-2, 5.50%, 6/15/40	4,000	4,672,240
Second General Resolution, Water & Sewer System, Fiscal 2011, Series EE, 5.38%, 6/15/43	3,475	3,941,901
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	4,000	4,729,200
Future Tax Secured Revenue, Sub-Series E-1, 5.00%, 2/01/42	4,210	4,658,491
Sub-Series S-2A, 5.00%, 7/15/30	7,110	8,056,839
New York State Thruway Authority, Refunding RB, General, Series I,
5.00%, 1/01/37	2,890	3,172,960

		43,976,441

North Carolina – 1.2%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A,
5.00%, 6/01/32	6,305	7,207,624

Ohio – 1.2%
Ohio State University, RB, Special Purpose General Receipts, Series A,
5.00%, 6/01/38	6,475	7,242,158

Pennsylvania – 4.7%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center, Series A,
5.00%, 11/01/40	4,425	4,809,311
Pennsylvania Higher Educational Facilities Authority, RB, Temple University, First Series,
5.00%, 4/01/42	9,325	10,238,291
Pennsylvania Turnpike Commission, RB, Sub-Series A:
Motor License Fund, Enhanced Turnpike, Special, 5.00%, 12/01/32	3,590	3,976,140
6.00%, 12/01/41	4,945	5,571,828
Westmoreland County Municipal Authority, RB,
5.00%, 8/15/37	2,750	3,034,213

		27,629,783

Puerto Rico – 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
6.38%, 8/01/39	6,610	7,444,645

South Carolina – 2.0%
Charleston Educational Excellence Finance Corp., Refunding RB, Charleston County School District:
5.00%, 12/01/29	4,855	5,563,830
5.00%, 12/01/30	5,555	6,334,311

		11,898,141

Texas – 15.6%
City of Brownsville Texas Utilities System, Refunding RB, Series A,
5.00%, 9/01/29	3,820	4,348,000
City of Houston Texas Utility System, Refunding RB, Combined, First Lien, Series A, (AGC):
6.00%, 11/15/35	12,700	15,199,614
6.00%, 11/15/36	9,435	11,373,326
5.38%, 11/15/38	5,000	5,672,350
Dallas Area Rapid Transit, Refunding RB, Senior Lien,
5.25%, 12/01/38	9,110	10,350,509
Dallas/Fort Worth International Airport, ARB, Series H, AMT,
5.00%, 11/01/42	6,255	6,440,961
Dallas/Fort Worth International Airport, Refunding RB, Series E, AMT,
5.00%, 11/01/35	4,550	4,749,791
North Texas Tollway Authority, RB, Special Projects System, Series A,
5.50%, 9/01/41	3,500	4,038,300
North Texas Tollway Authority, Refunding RB, System First Tier:
(AGM), 6.00%, 1/01/43	5,555	6,424,691
Series B, 5.00%, 1/01/42	3,500	3,767,855
Series K-1 (AGC), 5.75%, 1/01/38	12,150	13,689,162

4	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	MAY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC),
6.50%, 7/01/37	$1,770	$2,035,181
Texas Tech University, Refunding RB, Improvement Bonds, 14th Series A,
5.00%, 8/15/32	1,500	1,705,020
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A,
5.00%, 8/15/41	2,070	2,204,985

		91,999,745

Virginia – 1.5%
Fairfax County IDA, RB, Health Care, Inova Health System Project, Series A,
5.00%, 5/15/40	3,230	3,573,511
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/18(b)	4,300	5,535,691

		9,109,202

Washington – 3.2%
City of Seattle Washington, Refunding RB, Series A,
5.25%, 2/01/36	4,200	4,753,602
Spokane Public Facilities District, RB, Series A,
5.00%, 12/01/38	5,690	6,121,188
State of Washington, GO, Series B,
5.25%, 2/01/36	3,290	3,762,016
Washington Higher Education Facilities Authority, Refunding RB, The University of Puget Sound Project, Series A,
5.00%, 10/01/42	3,960	4,240,210

		18,877,016

Wisconsin – 0.7%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Alliance, Series D,
5.00%, 11/15/41	2,050	2,254,447
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc., Series A,
5.00%, 4/01/42	1,470	1,585,865

		3,840,312

Total Municipal Bonds – 123.8%		728,727,283

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(c)
Alabama – 1.2%
Mobile Board of Water & Sewer Commissioners, RB, (NPFGC),
5.00%, 1/01/31	6,500	6,961,305

California – 2.5%
California State University, Refunding RB, Systemwide, Series A (AGM),
5.00%, 11/01/32	7,960	8,767,940
Los Angeles Unified School District California, GO, Series I,
5.00%, 1/01/34	2,400	2,662,752
University of California, Refunding RB, Limited Project, Series G,
5.00%, 5/15/37	3,020	3,365,761

		14,796,453

District of Columbia – 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Series A,
6.00%, 10/01/35(d)	3,379	4,045,071

Florida – 3.0%
County of Miami-Dade Florida Transit System, Refunding RB,
5.00%, 7/01/42	3,060	3,317,713
Hillsborough County Aviation Authority, RB,
5.50%, 10/01/38	10,657	11,877,489
Lee County Housing Finance Authority, RB,
6.00%, 9/01/40	2,370	2,491,700

		17,686,902

Illinois – 3.1%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM),
5.00%, 6/01/28	7,737	8,422,637
City of Chicago Illinois Waterworks, Refunding RB, Second Lien,
5.00%, 11/01/42	4,358	4,772,352
Illinois State Toll Highway Authority, RB, Series A,
5.00%, 1/01/38	4,600	5,055,308

		18,250,297

Indiana – 1.8%
Indiana Health & Educational Facilities Financing Authority, Refunding RB,
5.25%, 5/15/41	9,850	10,376,285

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(c)	Par (000)	Value
Kentucky – 0.1%
Kentucky State Property & Building Commission, Refunding RB, Project 93 (AGC),
5.25%, 2/01/27	$404	$462,857

Massachusetts – 1.8%
Massachusetts School Building Authority, RB, Sales Tax, Senior Series B,
5.00%, 10/15/41	9,440	10,583,278

Nevada – 2.6%
Clark County Water Reclamation District, GO:
5.50%, 7/01/29	5,008	6,027,102
Limited Tax, 6.00%, 7/01/38	8,000	9,528,640

		15,555,742

New Jersey – 4.3%
New Jersey EDA, RB, School Facilities Construction, (AGC):
6.00%, 12/15/34(b)	2,175	2,569,197
6.00%, 12/15/34	2,175	2,569,197
New Jersey State Housing & Mortgage Finance Agency, RB,
5.25%, 10/01/29	7,402	8,095,978
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.25%, 6/15/36(d)	2,960	3,298,239
Transportation System, Series A (AGM), 5.00%, 12/15/32	8,000	8,924,400

		25,457,011

New York – 13.9%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	9,249	10,668,677
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series FF-2, 5.50%, 6/15/40	4,994	5,833,074
Series FF, 5.00%, 6/15/45	11,236	12,241,675
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	5,619	6,423,504
Future Tax Secured, Fiscal 2012, Series E, 5.00%, 2/01/42	5,439	6,018,263
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority,
5.25%, 12/15/43	13,950	15,661,307
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project,
5.75%, 11/15/51	8,200	9,507,654
New York State Dormitory Authority, ERB, Series B,
5.25%, 3/15/38	13,500	15,543,765

		81,897,919

Puerto Rico – 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	5,590	5,987,980

Texas – 6.3%
City of San Antonio Texas, Refunding RB, Series A,
5.25%, 2/01/31(d)	12,027	14,020,035
North Texas Tollway Authority, RB, Special Project System, Series A,
5.50%, 9/01/41	9,640	11,122,632
Waco Educational Finance Corp., Refunding RB, Baylor University,
5.00%, 3/01/43	11,250	12,255,075

		37,397,742

Utah – 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc.,
5.00%, 8/15/41	6,373	6,933,089

Washington – 1.7%
University of Washington, Refunding RB, Series A,
5.00%, 7/01/41	8,698	9,734,459

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 45.2%		266,126,390

Total Long-Term Investments (Cost – $926,854,803) – 169.0%		994,853,673

6	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	MAY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value
Alabama – 0.0%
Eutaw Industrial Development Board, Refunding RB, VRDN, Alabama Power Co. Project,
0.06%(e)	$200	$200,000

	Shares
Money Market Funds – 0.8%
FFI Institutional Tax-Exempt Fund,
0.03%(f)(g)	4,439,801	4,439,801

Total Short-Term Securities (Cost – $4,639,801) – 0.8%		4,639,801

Total Investments (Cost – $931,494,604*) – 169.8%		999,493,474
Other Assets Less Liabilities – 0.5%		2,625,369
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.6%)		(138,936,275)
VRDP Shares, at Liquidation Value – (46.7%)		(274,600,000)

Net Assets Applicable to Common Shares – 100.0%		$588,582,568

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$793,806,699

Gross unrealized appreciation	$73,264,458
Gross unrealized depreciation	(6,424,213)

Net unrealized appreciation	$66,840,245

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co.	$3,394,758	$(49,426)
Wells Fargo & Co.	$2,346,939	$3,402

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to June 15, 2019, is $13,280,064.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
FFI Institutional Tax-Exempt Fund	687,432	3,752,369	4,439,801	$2,000

(g)	Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	Ginnie Mae	Government National Mortgage Association
	AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	ARB	Airport Revenue Bonds	IDB	Industrial Development Board
	COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
	EDA	Economic Development Authority	Q-SBLF	Qualified School Board Loan Fund
	ERB	Education Revenue Bonds	RB	Revenue Bonds
	GARB	General Airport Revenue Bonds	VRDN	Variable Rate Demand Notes

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(564)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	$72,879,375	$570,717

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

8	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	MAY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniHoldings Investment Quality Fund (MFL)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$994,853,673	–	$994,853,673
Short-Term Securities	$4,439,801	200,000	–	4,639,801

Total	$4,439,801	$995,053,673	–	$999,493,474

[1] See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$570,717	–	–	$570,717

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$745,000	–	–	$745,000
Liabilities:
TOB trust certificates	–	$(138,846,530)	–	(138,846,530)
VRDP shares	–	(274,600,000)	–	(274,600,000)

Total	$745,000	$(413,446,530)	–	$(412,701,530)

There were no transfers between levels during the period ended May 31, 2013.

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	MAY 31, 2013	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Investment Quality Fund

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Investment Quality Fund

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Investment Quality Fund

Date: July 25, 2013